Consolidated statements of financial position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Non-current assets	$ 5,183.2	$ 5,505.7
Property, plant and equipment	4,259.2	4,892.9
Goodwill	0.0	76.6
Inventories	133.3	132.8
Equity accounted investees	225.1	171.3
Investments	235.3	104.6
Environmental trust funds	60.8	55.5
Deferred taxation	269.5	72.0
Current assets	921.1	1,114.4
Inventories	368.2	393.5
Trade and other receivables	153.2	201.9
Cash and cash equivalents	399.7	479.0
Assets held for sale	0.0	40.0
Total assets	6,104.3	6,620.1
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	2,586.1	3,275.8
Stated capital	3,622.5	3,622.5
Other reserves	(2,110.3)	(1,817.8)
Retained earnings	1,073.9	1,471.1
Non-controlling interests	120.8	127.2
Total equity	2,706.9	3,403.0
Non-current liabilities	2,781.9	2,363.1
Deferred taxation	454.9	453.9
Borrowings	1,925.3	1,587.9
Provisions	319.5	321.3
Finance lease liabilities	80.1	0.0
Long-term incentive plan	2.1	0.0
Current liabilities	615.5	854.0
Trade and other payables	503.0	548.5
Royalties payable	12.5	16.3
Taxation payable	5.2	77.5
Current portion of borrowings	86.3	193.6
Current portion of finance lease liabilities	8.5	0.0
Current portion of long-term incentive plan	0.0	18.1
Total liabilities	3,397.4	3,217.1
Total equity and liabilities	$ 6,104.3	$ 6,620.1